ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6%
	AEROSPACE & DEFENSE - 4.2%
15,000	AeroVironment, Inc.(a),(b)	$ 1,233,000

	AUTOMOTIVE - 1.0%
150,000	Aurora Innovation, Inc.(a),(b)	286,500

	BIOTECH & PHARMA - 2.2%
50,000	Bioxcel Therapeutics, Inc.(a),(b)	660,000

	DIVERSIFIED INDUSTRIALS - 2.1%
12,500	Omron Corporation	634,811

	ELECTRICAL EQUIPMENT - 13.9%
42,500	ABB Ltd.	1,133,488
37,500	Allied Motion Technologies, Inc.	856,500
7,500	AMETEK, Inc.	824,175
25,000	CyberOptics Corporation(a)	873,500
10,000	Renishaw plc	434,322
		4,121,985
	MACHINERY - 34.9%
35,000	ATS Automation Tooling Systems, Inc.(a)	961,135
10,000	FANUC Corporation	1,565,333
22,500,000	FBR Ltd.(a)	264,085
30,000	GEA Group A.G.	1,033,735
5,000	Kardex Holding A.G.	830,697
2,500	Keyence Corporation	854,521
150,000	Knightscope, Inc.(a)	450,000
500,000	Kraken Robotics, Inc.(a)	122,351
15,000	Krones A.G.	1,144,054
10,000	KUKA A.G.	864,327
55,000	Sandvik A.B.	891,630
125,000	Scott Technology Ltd.	221,709
35,000	Yaskawa Electric Corporation	1,127,202
		10,330,779

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 19.5%
300,000	Accuray, Inc.(a),(b)	$ 588,000
5,000	Intuitive Surgical, Inc.(a)	1,003,550
100,000	Microbot Medical, Inc.(a),(b)	513,000
50,000	PROCEPT BioRobotics Corporation(a),(b)	1,634,500
20,000	Siemens Healthineers A.G.	1,016,029
500,000	Stereotaxis, Inc.(a),(b)	920,000
25,000	Vicarious Surgical, Inc.(a),(b)	73,500
		5,748,579
	SEMICONDUCTORS - 3.3%
40,000	Infineon Technologies A.G.	967,627

	SOFTWARE - 3.8%
10,000	Omnicell, Inc.(a)	1,137,500

	TECHNOLOGY HARDWARE - 7.5%
250,000	Draganfly, Inc.(a)	226,200
15,000	Nidec Corporation	926,376
150,000	Vuzix Corporation(a),(b)	1,065,000
		2,217,576
	TRANSPORTATION & LOGISTICS - 2.2%
15,000	GXO Logistics, Inc.(a),(b)	649,050

	TOTAL COMMON STOCKS (Cost $34,121,873)	27,987,407

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 19.1%
INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 19.1%
5,652,530	Mount Vernon Liquid Assets Portfolio, 0.45% (Cost $5,652,530)(c) (d)	$ 5,652,530

	TOTAL INVESTMENTS - 113.7% (Cost $39,774,403)	$ 33,639,937
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.7)%	(4,043,711)
	NET ASSETS - 100.0%	$ 29,596,226

LTD	- Limited Company
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2022 was $5,423,337.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2022. Total collateral had a value of $5,652,530 at June 30, 2022.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2022.